31 Net Operating Revenue (Details 5) - National electric energy agency [member] - Energy development account CDE energia [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 1,530,998	R$ 1,654,157	R$ 1,840,283
CDE USO [member]
Disclosure of net operating revenue [line items]
Regulatory charges	R$ 1,530,998	R$ 1,266,152	R$ 1,040,045
CDE USO [member] | Resolution no. 2,510/2018 [member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,510/2018
Period		January to June
Regulatory charges		R$ 1,269,498
CDE USO [member] | Preliminary injunctions [member]
Disclosure of net operating revenue [line items]
Resolutions	(-) Preliminary injunctions	(-) Preliminary injunctions	(-) Preliminary injunctions
Period	January to December	January to June	January to December
Regulatory charges	R$ (715)	R$ (3,346)	R$ (2)
CDE USO [member] | Resolution No. 2,368/2018 [member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,368/2018
Period			January to August
Regulatory charges			R$ 594,972
CDE USO [member] | Resolution No. 2,446/2018 [member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,446/2018
Period			September to December
Regulatory charges			R$ 445,075
CDE USO [member] | Resolution no. 2,664/2019 [member]
Disclosure of net operating revenue [line items]
Resolutions	Resolution No. 2,664/2019
Period	January to December
Regulatory charges	R$ 1,531,713
CONTA ACR [member]
Disclosure of net operating revenue [line items]
Regulatory charges		R$ 348,177	R$ 557,981
CONTA ACR [member] | Resolution mo. 2,231/2017 [member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,231/2017	Resolution No. 2,231/2017
Period		January to February	January to December
Regulatory charges		R$ 98,725	R$ 557,981
CONTA ACR [member] | Resolution no. 2,521/2019 [member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,521/2019
Period		March to August
Regulatory charges		R$ 296,174
CONTA ACR [member] | Return - order no. 2,755 / 2019 [member]
Disclosure of net operating revenue [line items]
Resolutions		Return - Order No. 2,755 / 2019
Regulatory charges		R$ (46,722)
CDE ENERGIA [member]
Disclosure of net operating revenue [line items]
Regulatory charges		R$ 39,828	R$ 242,257
CDE ENERGIA [member] | Resolution no. 2,510/2018 [member]
Disclosure of net operating revenue [line items]
Resolutions		Resolution No. 2,510/2018
Period		January to March
Regulatory charges		R$ 41,431
CDE ENERGIA [member] | Preliminary injunctions [member]
Disclosure of net operating revenue [line items]
Resolutions		(-) Preliminary injunctions	(-) Preliminary injunctions
Period		January to March	January to December
Regulatory charges		R$ (1,603)	R$ (3,442)
CDE ENERGIA [member] | Resolution No. 2,202/2017 [member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,202/2017
Period			January to May
Regulatory charges			R$ 100,692
CDE ENERGIA [member] | Resolution No. 2,358/2017 [member]
Disclosure of net operating revenue [line items]
Resolutions			Resolution No. 2,358/2017
Period			June to December
Regulatory charges			R$ 145,007